Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,287,647.10

Principal:
Principal Collections	$36,596,664.44
Prepayments in Full	$26,769,942.12
Liquidation Proceeds	$224,310.53
Recoveries	$118,104.22
Sub Total	$63,709,021.31
Collections	$66,996,668.41

Purchase Amounts:
Purchase Amounts Related to Principal	$200,941.95
Purchase Amounts Related to Interest	$675.70
Sub Total	$201,617.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$67,198,286.06

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$67,198,286.06
Servicing Fee	$1,180,660.26	$1,180,660.26	$0.00	$0.00	$66,017,625.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$66,017,625.80
Interest - Class A-2 Notes	$113,088.93	$113,088.93	$0.00	$0.00	$65,904,536.87
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$65,584,342.87
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$65,441,616.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,441,616.20
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$65,378,982.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,378,982.53
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$65,307,378.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$65,307,378.53
Regular Principal Payment	$59,848,503.60	$59,848,503.60	$0.00	$0.00	$5,458,874.93
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$5,458,874.93
Residual Released to Depositor	$0.00	$5,458,874.93	$0.00	$0.00	$0.00

Total		$67,198,286.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$59,848,503.60
Total					$59,848,503.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$59,848,503.60	$87.26	$113,088.93	$0.16	$59,961,592.53	$87.42
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$59,848,503.60	$28.42	$710,247.27	$0.34	$60,558,750.87	$28.76

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$271,413,423.62	0.3957041	$211,564,920.02	0.3084486
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,279,623,423.62	0.6077095	$1,219,774,920.02	0.5792866

Pool Information
Weighted Average APR	2.666%	2.655%
Weighted Average Remaining Term	46.74	45.91
Number of Receivables Outstanding	58,421	56,729
Pool Balance	$1,416,792,313.32	$1,352,885,508.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,321,931,873.95	$1,261,888,051.28
Pool Factor	0.6285620	0.6002097

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$90,997,456.97
Targeted Overcollateralization Amount	$133,110,588.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$133,110,588.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$114,946.03
(Recoveries)		27	$118,104.22
Net Loss for Current Collection Period			$(3,158.19)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0027%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1202%
Second Prior Collection Period			0.0493%
Prior Collection Period			0.0356%
Current Collection Period			-0.0027%
Four Month Average (Current and Prior Three Collection Periods)			0.0506%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,607	$3,139,206.21
(Cumulative Recoveries)			$582,287.30
Cumulative Net Loss for All Collection Periods			$2,556,918.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1134%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,953.46
Average Net Loss for Receivables that have experienced a Realized Loss			$1,591.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	249	$6,871,031.28
61-90 Days Delinquent	0.05%	25	$696,203.49
91-120 Days Delinquent	0.01%	6	$180,587.63
Over 120 Days Delinquent	0.01%	6	$110,425.47
Total Delinquent Receivables	0.58%	286	$7,858,247.87

Repossession Inventory:
Repossessed in the Current Collection Period		10	$358,131.32
Total Repossessed Inventory		20	$808,913.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0568%
Prior Collection Period			0.0565%
Current Collection Period			0.0652%
Three Month Average			0.0595%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0730%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	13

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	154	$4,856,908.83
2 Months Extended	174	$5,533,343.26
3+ Months Extended	10	$274,164.41

Total Receivables Extended	338	$10,664,416.50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer